SHORT-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012 Investees	Dec. 31, 2012 Investees item	Dec. 31, 2011 Investees item	Dec. 31, 2012 Equity securities	Dec. 31, 2011 Equity securities	Dec. 31, 2010 Equity securities	Dec. 31, 2012 Corporate bond	Dec. 31, 2011 Corporate bond
Short-term investments
Cost	$ 116,833	$ 54,272					$ 54,557			$ 62,276	$ 54,272
Gross unrealized gains	30,212	(879)					28,888			1,324	(879)
Carrying Amount	147,045	53,393					83,445			63,600	53,393
Additional information on the realized gains and losses
Proceeds	81,136	86,491	1,590				7,394	72,390	1,590	73,742	14,101
Costs	78,116	35,580	1,590		6,229		6,229	21,506	1,590	71,887	14,074
Gains	3,020	50,911			1,165		1,165	50,884		1,855	27
Number of investees from whom Company purchased stocks and options classified as available-for-sale securities					2
Cost of securities purchased					60,786					79,891
Total premium received				1,297
Proceeds from sale of call options	$ 1,297			$ 0
Number of call options outstanding					0	0